PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

		As at December 31,
	Notes	2020	2021	2021
		RMB	RMB	US$
Due from suppliers	i)	61,313	25,622	4,021
Loan receivables	ii)	67,367	169,272	26,562
Advances to employees		3,654	2,708	425
Receivables from disposal of medical equipment		7,330	—	—
Interest receivable		157	—	—
Dividend receivable		766	—	—
Deductible value-added tax		37,015	45,031	7,066
Tax refund		222	216	34
Capital contribution of contingently redeemable noncontrolling interest	iii)	31,415	—	—
Due from hospital		831	978	153
Deferred expenses		—	1,868	293
Others		15,501	26,177	4,109
		225,571	271,872	42,663

Allowance for credit losses		(12,528)	(14,853)	(2,331)

		213,043	257,019	40,332

The Group records allowance for doubtful debts in “general and administrative expenses” in the consolidated statements of comprehensive loss.

i)	Amounts due from suppliers represented prepayments made for orders and returnable deposits of cancelled orders. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to the order of the equipment. The Group has provided reserve for bad debt amounting to nil and nil on the amounts due from suppliers as at December 31, 2020 and 2021, respectively.
ii)	Loan receivables represented the loans to other parties, including loans to related parties such as the Guangdong Proton International Hospital Management Co., Ltd, Xi’an JiangyuanAndike Ltd. (“JYADK”) and Beijing Allcure Medical Information Technology Co., Ltd. (“Allcure Information”) of total amount of RMB10,688 and RMB154,707 (US$24,277) as at December 31, 2020 and 2021, and third parties of RMB56,680 and RMB14,565 (US$2,285) as at December 31, 2020 and 2021, respectively. The Group recorded allowance for doubtful debts amounting to RMB9,000 and RMB9,015 (US$1,415) as at December 31, 2020 and 2021, respectively. Besides the credit losses provided to the balances to related parties, the Group recorded allowance for credit losses amounting to RMB3,005 and RMB3,001 (US$471) as of December 31, 2020 and 2021, respectively to balances to third parties.
iii)	Capital contribution of contingently redeemable noncontrolling interest is receivable from noncontrolling investors for the capital contribution with contingently redeemable rights and it is fully received in the year 2021.